Group companies	12 Months Ended
Dec. 31, 2017
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Group companies

52 Group companies

Subsidiaries

The principal subsidiaries of the parent company Aegon N.V. are listed by geographical segment. All are wholly owned, directly or indirectly, unless stated otherwise, and are involved in insurance or reinsurance business, asset management or services related to these activities. The voting power in these subsidiaries held by Aegon is equal to the shareholdings.

Americas

◆	Transamerica Advisors Life Insurance Company, Little Rock, Arkansas (United States);
◆	Transamerica Casualty Insurance Company, Columbus, Ohio (United States);
◆	Transamerica Corporation, Wilmington, Delaware (United States);
◆	Transamerica Financial Life Insurance Company, Albany, New York (United States);
◆	Transamerica Life Insurance Company, Cedar Rapids, Iowa (United States);
◆	Transamerica Premier Life Insurance Company, Cedar Rapids, Iowa (United States).

The Netherlands

◆	Aegon Bank N.V., The Hague;
◆	Aegon Hypotheken B.V., The Hague;
◆	Aegon Levensverzekering N.V., The Hague;
◆	Aegon Schadeverzekering N.V., The Hague;
◆	Aegon Spaarkas N.V., The Hague;
◆	Optas Pensioenen N.V., Rotterdam;
◆	TKP Pensioen B.V., Groningen;
◆	Unirobe Meeùs Groep B.V., The Hague (until November 1, 2017);
◆	Aegon PPI B.V., The Hague;
◆	CAPPITAL Premiepensioeninstelling B.V., Groningen.

United Kingdom

◆	Aegon Investment Solutions Ltd., Edinburgh;
◆	Scottish Equitable plc, Edinburgh;
◆	Cofunds Limited, London.

Central & Eastern Europe

◆	Aegon Magyarország Általános Biztosító Zártkőrűen Működő Részvénytársaság, Budapest (Aegon Hungary Composite Insurance Co.);
◆	Aegon Towarzystwo Ubezpieczeń na Życie Spółka Akcyjna, Warsaw (Aegon Poland Life);
◆	Aegon Powszechne Towarzystwo Emerytaine Spólka Akcyjna, Warsaw (Aegon Poland Pension Fund Management Co.);
◆	Aegon Emeklilik ve Hayat A.Ş., Istanbul (Aegon Turkey);
◆	Aegon Pensii Societate de Administrare a Fondurilor de Pensii Private S.A., Cluj (Aegon Romania Pension Administrator Co.);
◆	Aegon Pojištovna, a.s., Prague (Aegon Czech Life);
◆	Aegon Životná poist’ovňa, a.s., Bratislava (Aegon Slovakia Life);
◆	Aegon, d.s.s., a.s., Bratislava (Aegon Slovakia Pension Management Co.).

Spain & Portugal

◆	Aegon España S.A.U. de Seguros y Reaseguros, Madrid (Spain);
◆	Aegon Administracion y Servicios A.I.E., Madrid (Spain);
◆	Aegon Activos A.V., S.A., Madrid (Spain);
◆	Aegon Mediacion, S.L.U, Madrid (Spain).

Asia

◆	Transamerica Life (Bermuda) Ltd., Hamilton (Bermuda);
◆	Aegon Insights Limited, Hong Kong (Hong Kong).

Asset Management

◆	Aegon Asset Management Holding B.V., The Hague (The Netherlands);
◆	Aegon Custody BV, The Hague (The Netherlands);
◆	Aegon Asset Management Pan-Europe B.V., The Hague (The Netherlands);
◆	Kames Capital plc, Edinburgh (United Kingdom);
◆	TKP Investments B.V., Groningen (The Netherlands);
◆	Aegon USA Investment Management, LLC, Cedar Rapids (United States);
◆	Aegon USA Realty Advisors, LLC, Des Moines (United States);
◆	Aegon Magyarország Befektetési Alapkezelő Zártkőrűen Műkődő Részvénytársaság (Aegon Hungary Asset Management Company ZrtA), Budapest (Hungary);
◆	Aegon Investment Management B.V, The Hague (The Netherlands).

The legally required list of participations as set forth in articles 379 and 414 of Book 2 of the Dutch Civil Code has been registered with the Trade Register in The Hague. Aegon N.V. has issued a statement of liability as meant in article 403 of Book 2 of the Dutch Civil Code for its subsidiary company Aegon Derivatives N.V.

Joint ventures

The principal joint ventures are listed by geographical segment. The voting power in these joint ventures is equal to the shareholdings except for Akaan where Aegon has 50% of the voting power.

Americas

◆	Akaan-Aegon, S.A.P.I. de C.V., Mexico City (Mexico), (99.99%).

The Netherlands

◆	AMVEST Vastgoed B.V., Utrecht (50%), property management and development.

Spain & Portugal

◆	Santander Generales Seguros y Reaseguros, S.A., Madrid (Spain), (51%);
◆	Aegon Santander Portugal Vida – Companhia de Seguros de Vida S.A., Lisbon (Portugal), (51%);
◆	Aegon Santander Portugal Não Vida – Companhia de Seguros S.A., Lisbon (Portugal), (51%);
◆	Santander Vida Seguros y Reaseguros, S.A., Madrid (Spain), (51%);
◆	Liberbank Vida y Pensiones, Seguros y Reaseguros, S.A., Oviedo (Spain), (50%).

Asia

◆	Aegon Sony Life Insurance Co., Tokyo (Japan), (50%);
◆	Aegon THTF Life Insurance Co., Ltd., Shanghai (China), (50%);
◆	SA Reinsurance Ltd, Hamilton (Bermuda), (50%).

Asset Management

◆	Aegon Industrial Fund Management Co., Ltd, Shanghai (China), (49%).

Refer to note 26 Investments in joint ventures for further details on these investments.

Investments in associates

The principal investments in associates are listed by geographical segment. The voting power in these associates is equal to the shareholdings.

Americas

◆	Mongeral Aegon, Seguros e Previdencia S.A., Rio de Janeiro (Brazil), (50%).

Asset Management

◆	La Banque Postale Asset Management, Paris (France), (25%).

Refer to note 27 Investments in associates for further details on these investments.